Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
P
AY
V
ERSUS
P
ERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) and Item 402(v) of Regulation
S-K,
the table below sets forth information about the relationship between compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and non-PEO
NEOs and certain financial performance measures of the Company and how the Company aligns executive compensation with the Company’s performance.
CAP represents an amount calculated in accordance with the SEC’s prescribed formula pursuant to Dodd-Frank and does not represent compensation actually paid to or earned by our NEOs in any year. Neither the Compensation Committee nor the Company directly used this information when making compensation-related decisions for the 2
02
3 fiscal year. For further information concerning the Company’s variable pay-for-pe
rform
ance
philosophy and how the Company aligns executive compensation with Company performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid for PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid for Non-PEO NEOs ($) (4)	Value of Initial Fixed $100 Investment Based on:		(GAAP) Net Income ($000s) (7)	Company Selected Performance Measure
					Total Shareholder Return ($) (5)	Peer Group Total Shareholder Return ($) (5)(6)		Adjusted Operating Income ($000s) (8)
2023	16,310,205	12,079,152	3,038,025	2,642,673	79.10	144.03	505,680	(122,520)
2022	19,243,679	9,274,510	3,756,214	2,727,399	70.16	121.64	(190,147)	133,555
2021	8,323,840	(741,453)	3,228,102	3,411,600	89.32	43.45	(395,560)	(271,012)

(1)
The dollar amounts reported for the PEO, Mr. Dolan, under “Summary Compensation Table Total” are the amounts of total compensation reported for Mr. Dolan for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The dollar amounts reported for Mr. Dolan under “Compensation Actually Paid” represent the amount of CAP to Mr. Dolan, as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to Mr. Dolan’s total compensation for each year to determine CAP:

	James L. Dolan
	2023 ($)	2022 ($)	2021 ($)
Total Compensation as reported in Summary Compensation Table	16,310,205	19,243,679	8,323,840
Subtract change in pension value as reported in Summary Compensation Table	—	—	—
Add pension value attributable to covered fiscal year’s service and any change in such value attributable to plan amendments made in covered fiscal year	—	—	—
Subtract value of equity awards as reported in Summary Compensation Table	10,973,100	11,148,811	5,848,014
Add year-end fair value of equity awards granted in covered fiscal year that were unvested at end of covered fiscal year	5,409,525	8,917,617	12,266,002
Add change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year (a)	593,819	(448,675)	(40,174)
Add vesting date fair value of equity awards granted in covered fiscal year that vested during covered fiscal year (a)	—	—	—
Add change in fair value from end of prior fiscal year to end of covered fiscal year for awards granted in prior fiscal years that were unvested at end of covered fiscal year (b)(c)	738,702	(7,289,299)	(1,963,852)
Subtract fair value of awards forfeited in covered fiscal year determined at end of prior fiscal year (d)	—	—	13,479,255
Add dividends or other earnings paid on stock or option awards in covered fiscal year that are not otherwise included in total compensation for covered fiscal year (a)	—	—	—
Compensation Actually Paid to PEO (c)(e)	12,079,152	9,274,510	(741,453)

(a)
Includes change in fair value of MSGN awards which were assumed by the Company in connection with the Networks Merger and converted into awards denominated in shares of Class A Common Stock based on an exchange ratio of 0.172 (stock options and restricted stock units subject to performance vesting conditions were converted to stock options and restricted stock units, as applicable, with time-vesting conditions for the remainder of the performance period assuming the performance conditions were achieved at 100% of target). For 2021, calculations for such awards assume fair value at end of prior fiscal year end as of July 9, 2021, the date of the Networks Merger. In addition, calculation for 2021 is net of awards both vested and forfeited in 2021 (see footnote (d) for further detail).

(b)
Includes change in fair value of MSGN awards which were assumed by the Company in connection with the Networks Merger and converted into awards denominated in shares of Class A Common Stock based on an exchange ratio of 0.172 (stock options and restricted stock units subject to performance vesting conditions were converted to stock options and restricted stock units, as applicable, with time-vesting conditions for the remainder of the performance p erio
d assuming the performance conditions were achieved at 100% of target). For 2021, calculations for such awards assume fair value at end of prior fiscal year end as of July 9, 2021, the date of the Networks Merger.

(c)
Includes change in fair value of Company awards granted prior to the MSGE Distribution. For 2023, calculations assume the historical adjustment of Company stock price as of the prior fiscal year end (i.e., 2022) in order to account for the MSGE Distribution. Absent this adjustment, the PEO’s CAP in 2023 would be $5,320,269.

(d)
For 2021, includes value of Performance Alignment PSU Grants and Performance Alignment Option Grants, which were voluntarily relinquished in October 2021 in connection with the settlement of litigation.

(e)
Does not include MSGE awards granted in April 2023 in res
pect
of existing Company awards that were granted by the Company prior to the MSGE Distribution. For more information on such awards, see MSGE’s 2023 Definitive Proxy Statement.

(3)
The dollar amounts reported under “Average Summary Compensation Total for non-PEO
NEOs” represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Dolan) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Andrea Greenberg, David Granville-Smith, Gautam Ranji, Gregory Brunner, David F. Byrnes, Jamal H. Haughton, and Philip G. D’Ambrosio; (ii) for 2022, Andrea Greenberg, David F. Byrnes, Jamal H. Haughton, Philip G. D’Ambrosio, Andrew Lustgarten, Mark H. FitzPatrick, and Scott S. Packman; and (iii) for 2021, Andrew Lustgarten, Mark H. FitzPatrick, Scott S. Packman, and Philip G. D’Ambrosio.

(4)
The dollar amounts reported under “Average Compensation Actually Paid for non-PEO
NEOs” represent the average amount of CAP to the NEOs as a group (excluding Mr. Dolan), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to the
non-PEO
NEOs’ total compensation for each year to determine the CAP:

	NEO Averages
	2023 ($)	2022 ($)	2021 ($)
Total Compensation as reported in Summary Compensation Table	3,038,025	3,756,214	3,228,102
Subtract change in pension value as reported in Summary Compensation Table	1,822	1,966	15
Add pension value attributable to covered fiscal year’s service and any change in such value attributable to plan amendments made in covered fiscal year	—	—	—
Subtract value of equity awards as reported in Summary Compensation Table	1,483,542	1,323,798	1,350,659
Add year-end fair value of equity awards granted in covered fiscal year that were unvested at end of covered fiscal year	1,006,528	831,644	1,506,926
Add change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year (a)	25,422	(50,542)	(19,205)
Add vesting date fair value of equity awards granted in covered fiscal year that vested during covered fiscal year (a)	7,929	331,433	—
Add change in fair value from end of prior fiscal year to end of covered fiscal year for awards granted in prior fiscal years that were unvested at end of covered fiscal year (a)(b)	50,134	(815,587)	46,453
Subtract fair value of awards forfeited in covered fiscal year determined at end of prior fiscal year	—	—	—
Add dividends or other earnings paid on stock or option awards in covered fiscal year that are not otherwise included in total compensation for covered fiscal year	—	—	—
Compensation Actually Paid to Non-PEO NEOs (b)(c)	2,642,673	2,727,399	3,411,600

(a)
Includes change in fair value of MSGN awards which were assumed by the Company in connection with the Networks Merger and converted into awards denominated in shares of Class A Common Stock based on an exchange ratio of 0.172 (stock options and restricted stock units subject to performance vesting conditions were converted to stock options and restricted stock units, as applicable, with time-vesting conditions for the remainder of the performance period assuming the performance conditions were achieved at 100% of target). For 2021, calculations for such awards assume fair value at end of prior fiscal year end as of July 9, 2021, the date of the Networks Merger.

(b)
Includes change in fair value of Company awards granted prior to the MSGE Distribution. For 2023, calculations assume the historical adjustment of Company stock price as of the prior fiscal year end (i.e., 2022) in order to account for the MSGE Distribution. Absent this adjustment, non-PEO
NEOs’ CAP in 2023 would be $2,183,961.

(c)
Does not include MSGE awards granted in April 2023 in respect of existing Company awards that were granted by the Company prior to the MSGE Distribution. For more information on such awards, see MSGE’s 2023 Definitive Proxy Statement.

(5)
Cumulative Total Shareholder Return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the company’s share price at the end and the beginning of the measurement period by the company’s share price at the beginning of the measurement period.

(6)
As permitted by SEC rules, the peer group referenced for purposes of “Peer Group Total Shareholder Return” is that of the Bloomberg Americas Entertainment Index, which is the industry index reported in our 2023 Form
10-K
in accordance with Regulation
S-K
Item 201(e).

(7)
Reflects Net Income as reported in our Annual Report on Form
10-K
for the relevant fiscal year. Net Income Attributable to Sphere Stockholders was $502,772 in 2023, $(194,395) in 2022, and $(377,192) in 2021.

(8)
Reflects adjusted operating income as defined in our Annual Report on Form
10-K
for the relevant fiscal year. The adjusted operating income figures used to set performance targets and determine payouts within our MPIP and LTIP (as described in the “Compensation Discussion & Analysis” section of this proxy statement) may contemplate certain potential future adjustments or exclusions.

Company Selected Measure Name	AdjustedOperatingIncome
Named Executive Officers, Footnote
(3)
The dollar amounts reported under “Average Summary Compensation Total for non-PEO
NEOs” represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Dolan) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Andrea Greenberg, David Granville-Smith, Gautam Ranji, Gregory Brunner, David F. Byrnes, Jamal H. Haughton, and Philip G. D’Ambrosio; (ii) for 2022, Andrea Greenberg, David F. Byrnes, Jamal H. Haughton, Philip G. D’Ambrosio, Andrew Lustgarten, Mark H. FitzPatrick, and Scott S. Packman; and (iii) for 2021, Andrew Lustgarten, Mark H. FitzPatrick, Scott S. Packman, and Philip G. D’Ambrosio.

Peer Group Issuers, Footnote
(6)
As permitted by SEC rules, the peer group referenced for purposes of “Peer Group Total Shareholder Return” is that of the Bloomberg Americas Entertainment Index, which is the industry index reported in our 2023 Form
10-K
in accordance with Regulation
S-K
Item 201(e).

PEO Total Compensation Amount	$ 16,310,205	$ 19,243,679	$ 8,323,840
PEO Actually Paid Compensation Amount	$ 12,079,152	9,274,510	(741,453)
Adjustment To PEO Compensation, Footnote

	James L. Dolan
	2023 ($)	2022 ($)	2021 ($)
Total Compensation as reported in Summary Compensation Table	16,310,205	19,243,679	8,323,840
Subtract change in pension value as reported in Summary Compensation Table	—	—	—
Add pension value attributable to covered fiscal year’s service and any change in such value attributable to plan amendments made in covered fiscal year	—	—	—
Subtract value of equity awards as reported in Summary Compensation Table	10,973,100	11,148,811	5,848,014
Add year-end fair value of equity awards granted in covered fiscal year that were unvested at end of covered fiscal year	5,409,525	8,917,617	12,266,002
Add change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year (a)	593,819	(448,675)	(40,174)
Add vesting date fair value of equity awards granted in covered fiscal year that vested during covered fiscal year (a)	—	—	—
Add change in fair value from end of prior fiscal year to end of covered fiscal year for awards granted in prior fiscal years that were unvested at end of covered fiscal year (b)(c)	738,702	(7,289,299)	(1,963,852)
Subtract fair value of awards forfeited in covered fiscal year determined at end of prior fiscal year (d)	—	—	13,479,255
Add dividends or other earnings paid on stock or option awards in covered fiscal year that are not otherwise included in total compensation for covered fiscal year (a)	—	—	—
Compensation Actually Paid to PEO (c)(e)	12,079,152	9,274,510	(741,453)

(a)
Includes change in fair value of MSGN awards which were assumed by the Company in connection with the Networks Merger and converted into awards denominated in shares of Class A Common Stock based on an exchange ratio of 0.172 (stock options and restricted stock units subject to performance vesting conditions were converted to stock options and restricted stock units, as applicable, with time-vesting conditions for the remainder of the performance period assuming the performance conditions were achieved at 100% of target). For 2021, calculations for such awards assume fair value at end of prior fiscal year end as of July 9, 2021, the date of the Networks Merger. In addition, calculation for 2021 is net of awards both vested and forfeited in 2021 (see footnote (d) for further detail).

(b)
Includes change in fair value of MSGN awards which were assumed by the Company in connection with the Networks Merger and converted into awards denominated in shares of Class A Common Stock based on an exchange ratio of 0.172 (stock options and restricted stock units subject to performance vesting conditions were converted to stock options and restricted stock units, as applicable, with time-vesting conditions for the remainder of the performance p erio
d assuming the performance conditions were achieved at 100% of target). For 2021, calculations for such awards assume fair value at end of prior fiscal year end as of July 9, 2021, the date of the Networks Merger.

(c)
Includes change in fair value of Company awards granted prior to the MSGE Distribution. For 2023, calculations assume the historical adjustment of Company stock price as of the prior fiscal year end (i.e., 2022) in order to account for the MSGE Distribution. Absent this adjustment, the PEO’s CAP in 2023 would be $5,320,269.

(d)
For 2021, includes value of Performance Alignment PSU Grants and Performance Alignment Option Grants, which were voluntarily relinquished in October 2021 in connection with the settlement of litigation.

(e)
Does not include MSGE awards granted in April 2023 in res
pect
of existing Company awards that were granted by the Company prior to the MSGE Distribution. For more information on such awards, see MSGE’s 2023 Definitive Proxy Statement.

Non-PEO NEO Average Total Compensation Amount	$ 3,038,025	3,756,214	3,228,102
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,642,673	2,727,399	3,411,600
Adjustment to Non-PEO NEO Compensation Footnote

	NEO Averages
	2023 ($)	2022 ($)	2021 ($)
Total Compensation as reported in Summary Compensation Table	3,038,025	3,756,214	3,228,102
Subtract change in pension value as reported in Summary Compensation Table	1,822	1,966	15
Add pension value attributable to covered fiscal year’s service and any change in such value attributable to plan amendments made in covered fiscal year	—	—	—
Subtract value of equity awards as reported in Summary Compensation Table	1,483,542	1,323,798	1,350,659
Add year-end fair value of equity awards granted in covered fiscal year that were unvested at end of covered fiscal year	1,006,528	831,644	1,506,926
Add change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year (a)	25,422	(50,542)	(19,205)
Add vesting date fair value of equity awards granted in covered fiscal year that vested during covered fiscal year (a)	7,929	331,433	—
Add change in fair value from end of prior fiscal year to end of covered fiscal year for awards granted in prior fiscal years that were unvested at end of covered fiscal year (a)(b)	50,134	(815,587)	46,453
Subtract fair value of awards forfeited in covered fiscal year determined at end of prior fiscal year	—	—	—
Add dividends or other earnings paid on stock or option awards in covered fiscal year that are not otherwise included in total compensation for covered fiscal year	—	—	—
Compensation Actually Paid to Non-PEO NEOs (b)(c)	2,642,673	2,727,399	3,411,600

(a)
Includes change in fair value of MSGN awards which were assumed by the Company in connection with the Networks Merger and converted into awards denominated in shares of Class A Common Stock based on an exchange ratio of 0.172 (stock options and restricted stock units subject to performance vesting conditions were converted to stock options and restricted stock units, as applicable, with time-vesting conditions for the remainder of the performance period assuming the performance conditions were achieved at 100% of target). For 2021, calculations for such awards assume fair value at end of prior fiscal year end as of July 9, 2021, the date of the Networks Merger.

(b)
Includes change in fair value of Company awards granted prior to the MSGE Distribution. For 2023, calculations assume the historical adjustment of Company stock price as of the prior fiscal year end (i.e., 2022) in order to account for the MSGE Distribution. Absent this adjustment, non-PEO
NEOs’ CAP in 2023 would be $2,183,961.

(c)
Does not include MSGE awards granted in April 2023 in respect of existing Company awards that were granted by the Company prior to the MSGE Distribution. For more information on such awards, see MSGE’s 2023 Definitive Proxy Statement.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in the “Compensation Discussion & Analysis” section of this proxy statement, our approach to executive compensation is designed to
directly link pay to performance, recognize both corpo
rat
e and individual performance, p
ro
mote long-term stock ownership, attract, retain and motivate talented executi ves
, and balance risk and reward while taking into consideration stakeholder feedback as well as market trends and practices. The most important performance measures used by the Company to link CAP to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are:

•	Adjusted operating income;

•	Net revenue; and

•	Company strategic objectives.

Total Shareholder Return Amount	$ 79.1	70.16	89.32
Peer Group Total Shareholder Return Amount	144.03	121.64	43.45
Net Income (Loss)	$ 505,680,000	$ (190,147,000)	$ (395,560,000)
Company Selected Measure Amount	(122,520,000)	133,555,000	(271,012,000)
PEO Name	Mr. Dolan
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted operating income
Measure:: 2
Pay vs Performance Disclosure
Name	Net revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Company strategic objectives
PEO | Value Of Equity Awards As Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,973,100	$ 11,148,811	$ 5,848,014
PEO | Year End Fair Value Of Equity Awards Granted In Covered Fiscal Year That Were Unvested At End Of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,409,525	8,917,617	12,266,002
PEO | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	593,819	(448,675)	(40,174)
PEO | Change In Fair Value From End Of Prior Fiscal Year To End Of Covered Fiscal Year For Awards Granted In Prior Fiscal Years That Were Unvested At End Of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	738,702	(7,289,299)	(1,963,852)
PEO | Fair Value Of Awards Forfeited In Covered Fiscal Year Determined At End Of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,479,255
Non-PEO NEO | Change In Pension Value As Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,822	1,966	15
Non-PEO NEO | Value Of Equity Awards As Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,483,542	1,323,798	1,350,659
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted In Covered Fiscal Year That Were Unvested At End Of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,006,528	831,644	1,506,926
Non-PEO NEO | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,422	(50,542)	(19,205)
Non-PEO NEO | Vesting Date Fair Value Of Equity Awards Granted In Covered Fiscal Year That Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,929	331,433
Non-PEO NEO | Change In Fair Value From End Of Prior Fiscal Year To End Of Covered Fiscal Year For Awards Granted In Prior Fiscal Years That Were Unvested At End Of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 50,134	$ (815,587)	$ 46,453